13. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities Tables
Accounts payable and accrued liabilities

Accounts payable and accrued liabilities at December 31 are as follows:

	2012	2011
Legal and professional fees	$1,240,000	$1,043,000
Accrued compensation and benefits	175,000	140,000
General and administrative expenses	149,000	82,000
Accrued interest expense	118,000	39,000
Research and development costs	115,000	-
Total	$1,797,000	$1,304,000